Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	16 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 15, 2022	Dec. 31, 2018	Sep. 30, 2015	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Sep. 30, 2019	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Sep. 30, 2020	Jun. 30, 2024	Sep. 30, 2017	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Sep. 30, 2021	Jun. 30, 2025	Sep. 30, 2018	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2019	Sep. 30, 2023	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000214735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									AXS Chesapeake Strategy Fund (Class I/EQCHX)
Accumulated Value			$ 10,000							$ 10,042						$ 9,949						$ 10,640			$ 9,665		$ 8,402		$ 10,913		$ 13,814	$ 13,489	$ 12,232	$ 9,919
C000222491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)
Accumulated Value			9,422							11,247						14,992						22,420			22,008		37,532		50,005		21,170	28,064	40,966	54,758
C000222489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)
Accumulated Value			10,000							11,863						15,688						23,296			22,693		38,416		50,810		21,344	28,079	40,691	53,970
C000222490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)
Accumulated Value			10,000							11,944						15,960						23,914			23,528		40,215		53,704		22,794	30,272	44,330	59,391
C000234278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									AXS Income Opportunities Fund (Class I/OIOIX)
Accumulated Value			10,000							11,165						11,775						11,910			12,754		9,547		12,431		9,966	11,183	14,242	13,655
C000234280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									AXS Income Opportunities Fund (Class D/OIODX)
Accumulated Value			10,000							11,061						11,552						11,568			12,267		9,090		11,717		9,299	10,329	13,028	12,363
C000237932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									AXS Adaptive Plus Fund (Class I/AXSPX)
Accumulated Value	$ 10,000			$ 10,310	$ 9,306	$ 10,038		$ 10,329			$ 9,948	$ 10,819	$ 11,530		$ 12,210		$ 12,078	$ 11,766	$ 10,266		$ 11,417		$ 11,797
C000241127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									AXS Dynamic Opportunity Fund (Class I/ADOIX)
Accumulated Value			10,000							9,755						10,842						12,136			10,774		12,893		14,208		12,427	12,369	15,453	17,454
C000241130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									AXS Tactical Income Fund (Class I/TINIX)
Accumulated Value		$ 10,000					$ 10,489							$ 10,909						$ 11,400				$ 10,401		$ 10,360		$ 11,155		$ 11,534
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000	10,000				$ 10,852			10,519				$ 11,610		10,527				$ 11,506		10,399		$ 9,826		$ 9,890		$ 11,034		$ 11,352
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									NASDAQ Composite Index
Accumulated Value			10,000							11,642						14,400						18,024			18,119		25,540		33,268		24,534	30,939	42,895	53,797
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	$ 10,000		10,000	$ 9,195	$ 9,890	$ 10,632		$ 11,561		11,543	$ 11,183	$ 12,490	$ 13,809		$ 14,400	13,691	$ 15,248	$ 15,615	$ 14,948		$ 16,584	16,143	$ 17,931		16,830		19,380		25,194
SG Trend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									SG Trend Index
Accumulated Value			10,000							9,680						8,777						9,152			9,871		9,295		11,143		14,914	14,155	13,752	13,481
S And P 500 Price Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 (Price) Index
Accumulated Value			10,000							11,293						13,121						15,177			15,504		17,515		22,435		18,675	22,333	30,012	34,835
Wilshire Liquid Alternative Global Macro Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Wilshire Liquid Alternative Global Macro Index
Accumulated Value			$ 10,000							$ 9,877						$ 9,729						$ 9,724			$ 9,911		$ 9,899		$ 10,754		$ 12,018	$ 11,563	$ 11,660	$ 11,706